COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					10 Months Ended
	Aug. 13, 2026	Jun. 30, 2026	Jun. 05, 2026	Jun. 12, 2025	Mar. 31, 2026	Mar. 24, 2026	Jun. 10, 2025	Jun. 06, 2025
Common stock par value					$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Value, New Issues
Zoar Labs Limited [Member]
Stock Issued During Period, Value, New Issues				$ 50,000
Stock Issued During Period, Shares, New Issues				500
Share Price				$ 0.0001
Contribution of ownership interests description				Following the formation of Zoar Labs Limited and execution of the Merger Agreement, on July 7, 2025, the DA Shareholder, as sole shareholder of Zoar HK Limited (then known as Dr Ashleys Limited), a Hong Kong registered company (the “HK Sub”), entered into a Sale and Purchase Agreement with Zoar Labs Limited, pursuant to which he contributed 100% of his shareholding in the capital of the HK Sub to Zoar Labs Limited, in exchange for the issuance of 99 ordinary shares of Zoar Labs Limited, par value $0.0001 per share, to the DA Shareholder. As a result of the contribution, the HK Sub became a wholly owned subsidiary of Zoar Labs Limited, and the DA Shareholder owned 100 ordinary shares of Zoar Labs Limited, par value $0.0001 per share.
Merger Agreement [Member]
Common stock par value							0.0001
Merger Agreement [Member] | Zoar Labs Limited [Member]
Common stock par value							$ 0.0001
Repayment Agreement [Member]
Accrued but unpaid principal, fees and charges outstanding						$ 8,000,000
Number of shares issued			$ 1,334,000
Stockholders equity description			Upon listing, the charged PubCo Shares are required to maintain a minimum aggregate market value of at least $8,000,000. If the aggregate market value of the charged PubCo Shares falls below $6,000,000, additional shares are required to be charged to restore the aggregate market value to at least $8,000,000.
Common Stock [Member]
Stock Issued During Period, Value, New Issues					$ 0
Stock Issued During Period, Shares, New Issues					1
Common Stock [Member] | June 2026 Amendment [Member]
Share consideration		168,076,000
Percentage of shares issued and outstanding		93.38%
Common Stock [Member] | June 2026 Amendment [Member] | DSS Inc [Member]
Share consideration		128,000
Common Stock [Member] | June 2026 Amendment [Member] | Chief Executive Officer [Member]
Share consideration		22,000
Common Stock [Member] | August 2026 Amendment [Member] | Subsequent Event [Member]
Share consideration	167,976,000
Percentage of shares issued and outstanding	93.32%
Common Stock [Member] | August 2026 Amendment [Member] | DSS Inc [Member] | Subsequent Event [Member]
Share consideration	228,000